Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Intangible Assets (Textual)
Amortization expense included in cost of revenues	$ 526,233	$ 513,450
Minimum [Member]
Intangible Assets (Textual)
Intangible assets are amortized, Useful life	10 years
Maximum [Member]
Intangible Assets (Textual)
Intangible assets are amortized, Useful life	12 years